Common Stock and Additional Paid-in Capital -Dividends - Restricted Stock Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended		6 Months Ended		8 Months Ended		10 Months Ended	12 Months Ended
	Feb. 14, 2012	Mar. 31, 2014	Apr. 29, 2015	May. 15, 2012	Jun. 08, 2015	May. 16, 2013	Jun. 30, 2015	Jun. 30, 2014	Aug. 19, 2014	Aug. 20, 2013	Nov. 04, 2014	Dec. 31, 2014	Dec. 30, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 20, 2015	Aug. 20, 2014	Mar. 21, 2012
Number of common shares offered in a public offering					28,571,428
Common stock par value					$ 0.01		$ 0.01					$ 0.01
Share price					$ 7
Net proceeds from common stock issuance					$ 194,134		$ 192,707	$ 0
Shares granted							173,200
Number of vested shares							294,352
Number of forfeited shares							181,626					171,626
Unrecognized compensation cost							$ 5,012					$ 6,235
Expected period of recognition for unrecognized compensation costs												2 years
Compensation cost allocated in "General and administrative expenses"							2,381	1,655				$ 3,576
Shares authorized under Equity Plan																			2,000,000
Chairman, President and Chief Executive Officer
Number of common shares offered in a public offering					1,428,571
Common stock value purchased					$ 10,000
Amortization of stock based compensation							$ 1,598	$ 653
Officer
Shares granted				4,500
Vesting period				3 years
Grant date fair value				$ 15.92
Officers and key employees of Ocean Rig AS
Shares granted	112,950
Grant date fair value	$ 16.5
Expected period of recognition for unrecognized compensation costs	3 years
Employees | Stock Compensation Plan
Shares granted		161,200	173,200	28,200		192,400					45,450
Vesting period		3 years	3 years	3 years		3 years					3 years
Grant date fair value		$ 17.79	$ 7.24	$ 15.92		$ 16.9					$ 12.6
Consultancy Agreement CEO Services January 2013 | Azara Services S.A.
Shares granted										150,000
Vesting period										2 years
Grant date fair value										$ 17.56
Vested In Period																	50,000	50,000
Shares vested on grant date										50,000
Consultancy Agreement CEO Services January 2013 | Azara Services S.A. on 19 August 2014
Shares granted									150,000
Vesting period									3 years
Grant date fair value									$ 18.37
Vested In Period												50,000			50,000	50,000
Consultancy Agreement CEO Services January 2013 | Azara Services S.A. on 30 December 2014
Shares granted													300,000
Vesting period													3 years
Grant date fair value													$ 9.46
Vested In Period														100,000	100,000	100,000